UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Value Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 12/31/2007

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Value Trust, Inc.

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.8%

Consumer Discretionary — 23.6%
Automobiles — 0.9%
General Motors Corp.	6,234	$155,164

Household Durables — 1.8%
Centex Corp.	4,969	125,527
KB HOME	3,913	84,521
Pulte Homes Inc.	8,666	91,336

		301,384

Internet and Catalog Retail — 10.6%
Amazon.com Inc.	12,270	1,136,673	A
Expedia Inc.	10,558	333,856	A
IAC/InterActiveCorp	10,134	272,818	A

		1,743,347

Leisure Equipment and Products — 2.8%
Eastman Kodak Co.	20,925	457,623	B

Media — 3.0%
The DIRECTV Group Inc.	4,330	100,109	A
Time Warner Inc.	23,478	387,620

		487,729

Multiline Retail — 4.1%
J.C. Penney Co. Inc.	4,164	183,182
Sears Holdings Corp.	4,794	489,187	A

		672,369

Specialty Retail — 0.4%
Best Buy Co. Inc.	1,200	63,180

Energy — 0.3%
Oil, Gas and Consumable Fuels — 0.3%
Exxon Mobil Corp.	500	46,845

2	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Financials — 18.8%
Capital Markets — 3.3%
Merrill Lynch and Co. Inc.	4,177	$224,200
The Bear Stearns Cos. Inc.	2,300	202,975
The Goldman Sachs Group Inc.	500	107,525

		534,700

Commercial Banks — 0.5%
Wachovia Corp.	2,165	82,316

Consumer Finance — 1.3%
Capital One Financial Corp.	4,650	219,749

Diversified Financial Services — 8.0%
Citigroup Inc.	16,746	493,005
J.P. Morgan Chase and Co.	17,805	777,171
NYSE Euronext	600	52,662

		1,322,838

Insurance — 3.0%
American International Group Inc.	8,447	492,460

Thrifts and Mortgage Finance — 2.7%
Countrywide Financial Corp.	20,925	187,068
Freddie Mac	5,900	201,013
Washington Mutual Inc.	3,900	53,079

		441,160

Health Care — 15.3%
Biotechnology — 1.4%
Amgen Inc.	5,170	240,095	A

Health Care Equipment and Supplies — 0.6%
Covidien Ltd.	2,373	105,112

Quarterly Report to Shareholders	3

	Shares/Par	Value
Health Care — Continued
Health Care Providers and Services — 11.7%
Aetna Inc.	14,820	$855,559
Health Net Inc.	1,910	92,273	A
UnitedHealth Group Inc.	16,760	975,432

		1,923,264

Pharmaceuticals — 1.6%
Pfizer Inc.	11,422	259,629

Industrials — 4.3%
Industrial Conglomerates — 4.3%
General Electric Co.	13,139	487,074
Tyco International Ltd.	5,840	231,574

		718,648

Information Technology — 22.7%
Communications Equipment — 2.7%
Cisco Systems Inc.	11,257	304,732	A
Motorola Inc.	8,532	136,852

		441,584

Computers and Peripherals — 4.5%
Hewlett-Packard Co.	8,413	424,693
International Business Machines Corp.	2,936	317,393

		742,086

Internet Software and Services — 10.1% eBay Inc.	17,142	568,928	A
Google Inc.	757	523,589	A
Yahoo! Inc.	24,248	564,018	A

		1,656,535

Semiconductors and Semiconductor Equipment — 1.6%
Texas Instruments Inc.	7,985	266,682

4	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Information Technology — Continued
Software — 3.8%
CA Inc.	10,173	$253,824
Electronic Arts Inc. (EA)	6,359	371,441	A

		625,265

Materials — 0.6%
Metals and Mining — 0.6%
Nucor Corp.	1,600	94,752

Telecommunication Services — 8.0%
Diversified Telecommunication Services — 4.1%
Qwest Communications International Inc.	96,143	673,963	A,B

Wireless Telecommunication Services — 3.9%
Sprint Nextel Corp.	48,964	642,903

Utilities — 6.2%
Independent Power Producers and Energy Traders — 6.2%
The AES Corp.	47,685	1,019,982	A,B

Total Common Stocks and Equity Interests (Cost — $12,406,290)		16,431,364

Quarterly Report to Shareholders	5

	Shares/Par	Value
Repurchase Agreements — N.M.
Goldman Sachs & Co. 4.60%, dated 12/31/07, to be repurchased at $1,691 on 1/2/08 (Collateral: $1,763 Fannie Mae mortgage-backed securities, 5.00%, due 11/1/33, value $1,726)	$1,690	$1,690

JPMorgan Chase and Co. 4.00%, dated 12/31/07, to be repurchased at $1,691 on 1/2/08 (Collateral: $1,628 Fannie Mae note, 5.375%, due 11/15/11, value $1,728)	1,691	1,691

Total Repurchase Agreements (Cost — $3,381)		3,381

Total Investments — 99.8% (Cost — $12,409,671)C		16,434,745
Other Assets Less Liabilities — 0.2%		24,999

Net Assets — 100.0%		$16,459,744

Net Asset Value Per Share:
Primary Class		$62.02

Class R		$68.53

Financial Intermediary Class		$68.70

Institutional Class		$70.36

A	Non-income producing.
B

An “Affiliated Company”, under the Investment Company Act of 1940 as amended, due to the Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2007, the total market value of Affiliated Companies was $2,151,568 and the cost was $1,529,487.

C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,996,401
Gross unrealized depreciation	(1,971,327)

Net unrealized appreciation	$4,025,074

N.M.	— Not Meaningful.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Transactions in Affiliated Companies:

An “Affiliated Company”, as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended December 31, 2007:

	Affiliated Value at 3/31/07	Purchased		Sold		Dividend Income	Value at 12/31/07	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares
Amazon.com Inc.A	$935,065	—	—	$314,421	11,230	—	$—	$631,095
Centex Corp.A	259,036	—	—	85,631	1,231	$735	—	(51,297)
Eastman Kodak Co.	485,040	—	—	29,440	575	10,614	457,623	(13,918)
Expedia IncA	445,295	—	—	232,698	8,652	—	—	41,552
Health Net Inc.A	498,948	—	—	116,697	7,362	—	—	273,026
IAC/InterActiveCorpA	626,344	—	—	211,999	6,475	—	—	(25,853)
Qwest Communications International Inc.	935,724	—	—	156,837	7,942	—	673,963	(83,616)
The AES Corp.	1,056,741	—	—	25,309	1,420	—	1,019,982	1,692

	$5,242,193	$—		$1,173,032		$11,349	$2,151,568	$772,681

A	This security is no longer an affiliated company.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: February 22, 2008

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.
Date: February 21, 2008